CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net loss	$ (61,018)	$ (36,641)	$ (96,305)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense	17,256	14,326	10,728
Operating lease expense	2,751	2,015	548
Deferred tax expense (benefit)	0	1,601	(1,619)
Stock-based compensation	6,299	8,368	10,881
Interest expense	0	1,693	9,703
Change in fair value of financial instruments	(6,474)	(58,311)	(17,983)
Loss on debt extinguishment	0	0	37,216
Expenses related to Merger	0	9,859	0
Foreign exchange differences	(10,933)	(4,578)	(2,385)
Expense for estimated credit losses on accounts receivable	1,126	1,736	1,794
Non-cash change in contract liabilities	1,188	0	0
Other, net	666	996	579
Changes in operating assets and liabilities:
Accounts receivable	(385)	(1,928)	(4,691)
Prepaid expenses and other current assets	2,114	(1,855)	21
Accounts payable	1,533	(3,202)	1,421
Contract liabilities	598	1,006	480
Accrued expenses and other liabilities	(2,059)	(1,562)	21,622
Operating lease liabilities	(2,233)	(1,985)	(449)
Net cash used in operating activities	(49,571)	(68,462)	(28,439)
Cash flows from investing activities:
Purchases of property and equipment	(14,885)	(27,252)	(11,233)
Proceeds from sale of property and equipment	450	0	0
Equity investment in OS	0	(3,653)	0
Other	0	53	3
Net cash used in investing activities	(14,435)	(30,852)	(11,230)
Cash flows from financing activities:
Proceeds from issuance of redeemable Series X preferred stock	0	0	20,332
Proceeds from issuance of debt	0	0	7,513
Repurchase of stock	0	(8,603)	0
Tax withholding payments for vested equity-based compensation awards	(458)	0	0
Proceeds from exercise of Public Warrants	0	5,291	0
Proceeds from sale of Ordinary Shares	0	167,504	0
Proceeds from exercise of stock options	375	144	791
Net cash (used in) provided by financing activities	(83)	164,336	28,636
Net (decrease) increase in cash, cash equivalents and restricted cash	(64,089)	65,022	(11,033)
Effect of foreign exchange rate changes	10,900	4,237	2,299
Cash, cash equivalents and restricted cash - beginning of period	77,792	8,533	17,267
Cash, cash equivalents and restricted cash - end of period	$ 24,603	$ 77,792	$ 8,533